Balance sheets - Parenthetical (USD $)	Jun. 30, 2011	Jun. 30, 2010
Common Stock, Par Value	$ 0.001	$ 0.001
Common Stock, Shares Authorized	1,000,000,000	1,000,000,000
Common Stock, Shares Outstanding	75,387,282	1,000
Series A
Preferred Stock, Par Value	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized	100,000,000	100,000,000
Preferred Stock, Shares Outstanding	0	0
Series B
Preferred Stock, Par Value	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized	50,000,000	50,000,000
Preferred Stock, Shares Outstanding	0	0